Additional Financial Information - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 05, 2015	Feb. 10, 2015	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Line Items]
Payment for repurchase of common stock				$ 5,134,000,000
Treasury stock aggregate value				$ 900,000,000
Common shares issued from Treasury stock			3,500,000	22,600,000
2015 Accelerated Stock Repurchase
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased	15,400,000	86,200,000		101,600,000
Payment for repurchase of common stock		$ 4,250,000,000
Accelerated Share Repurchase		5,000,000,000
Up-front payment for repurchase of common stock		$ (5,000,000,000)
Average repurchase price				$ 49.21
Share Buyback Program
Supplemental Cash Flow Information [Line Items]
Number of shares repurchased			0	2,800,000
Payment for repurchase of common stock				$ 100,000,000
Share Buyback Program | Maximum
Supplemental Cash Flow Information [Line Items]
Number of shares authorized for repurchase			97,200,000